Subsequent Events (Details) $ in Thousands				1 Months Ended	6 Months Ended
	Sep. 05, 2017 USD ($) Installment	Aug. 22, 2017 USD ($)	Jun. 22, 2017	Sep. 15, 2017 USD ($) Installment	Jun. 30, 2017	May 24, 2017 USD ($)
Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member]
Loan Agreements [Abstract]
Maturity date					May 24, 2018
Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member] | Maximum [Member]
Loan Agreements [Abstract]
Borrowing capacity						$ 16,200
Maturity date					May 24, 2019
Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member] | LIBOR [Member]
Loan Agreements [Abstract]
Margin on variable rate			7.00%
Subsequent Event [Member] | Financing Arrangement Entered into in September 2017 [Member]
Loan Agreements [Abstract]
Number of consecutive payment installments | Installment				19
Frequency of periodic payment				Quarterly
Borrowing capacity				$ 16,500
Maturity date				May 26, 2022
Excess cash				$ 1,000
Subsequent Event [Member] | Financing Arrangement Entered into in September 2017 [Member] | Minimum [Member]
Loan Agreements [Abstract]
Repayment of excess cash				10
Subsequent Event [Member] | Financing Arrangement Entered into in September 2017 [Member] | Maximum [Member]
Loan Agreements [Abstract]
Repayment of excess cash				$ 1,250
Subsequent Event [Member] | Financing Arrangement Entered into in September 2017 [Member] | LIBOR [Member]
Loan Agreements [Abstract]
Margin on variable rate				4.65%
Subsequent Event [Member] | Financing Arrangement Entered into in September 2017 [Member] | First Four Installments [Member]
Loan Agreements [Abstract]
Installment payment				$ 200
Number of consecutive payment installments | Installment				4
Subsequent Event [Member] | Financing Arrangement Entered into in September 2017 [Member] | Subsequent Four Installments [Member]
Loan Agreements [Abstract]
Installment payment				$ 300
Number of consecutive payment installments | Installment				4
Subsequent Event [Member] | Financing Arrangement Entered into in September 2017 [Member] | Subsequent Eleven Installments [Member]
Loan Agreements [Abstract]
Installment payment				$ 400
Number of consecutive payment installments | Installment				11
Subsequent Event [Member] | Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member] | Due September 29, 2017 [Member]
Loan Agreements [Abstract]
Installment payment		$ 4,750
Subsequent Event [Member] | Jelco [Member] | Term Sheet Dated September 5, 2017 [Member]
Loan Agreements [Abstract]
Installment payment	$ 1,375
Loan amount per term sheet	$ 13,750
Number of consecutive payment installments | Installment	2
Frequency of periodic payment	Annual
Number of balloon installment payments | Installment	1
Balloon payment	$ 11,000